Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Of Financial Assets and Liabilities [Abstract]
Financial Instruments and Fair Value Measurements	FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
(a)Financial assets and financial liabilities by category
The carrying amounts of Company's financial assets and financial liabilities by category are as follows:

At December 31, 2021	Amortized cost	FVTPL	FVOCI(3)	Total
Financial assets
Cash and cash equivalents	$305,498	$—	$—	$305,498
Marketable securities	—	1,902	238,628	240,530
Trade receivables	14,207	—	—	14,207
Derivative assets(1)	—	124,452	—	124,452
Restricted cash	20,444	—	—	20,444
Other current and non-current financial assets	14,416	—	2,294	16,710
Total financial assets	$354,565	$126,354	$240,922	$721,841

Financial liabilities
Accounts payable and accrued liabilities	$185,716	$—	$—	$185,716
Loans and borrowings	540,682	—	—	540,682
Derivative liabilities(1)	—	84,857	—	84,857
Lease liabilities(2)	45,097	—	—	45,097
Other financial liabilities	3,588	—	—	3,588
Total financial liabilities	$775,083	$84,857	$—	$859,940
(1)     Includes current and non-current derivatives (note 15).
(2)    Includes current and non-current lease liabilities (note 18).
(3)    Includes the Company's investment in Solaris Shares (note 6) and PGI (note 12).
31.    FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (CONTINUED)
(a)Financial assets and financial liabilities by category (continued)

At December 31, 2020	Amortized cost	FVTPL	FVOCI	Total
Financial assets
Cash and cash equivalents	$344,926	$—	$—	$344,926
Marketable securities	—	3,120	—	3,120
Trade receivables	17,212	—	—	17,212
Restricted cash(1)	3,210	—	—	3,210
Other current and non-current financial assets	12,333	—	—	12,333
Total financial assets	$377,681	$3,120	$—	$380,801

Financial liabilities
Accounts payable and accrued liabilities	$119,641	$—	$—	$119,641
Loans and borrowings	545,241	—	—	$545,241
Derivative liabilities(2)	—	154,566	—	$154,566
Lease liabilities(3)	18,884	—	—	$18,884
Total financial liabilities	$683,766	$154,566	$—	$838,332
(1)    Includes current and non-current restricted cash. Current restricted cash is included within prepaid expenses and other current assets.
(2)    Includes current and non-current derivative liabilities (note 15).
(3)    Includes current and non-current lease liabilities (note 18).
(b)Fair values of financial assets and financial liabilities
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy categorizes inputs to valuation techniques used in measuring fair value into the following three levels:
Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 – inputs other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly, such as prices, or indirectly (derived from prices).
Level 3 – unobservable inputs for which market data are not available.
(i)Financial assets and financial liabilities measured at fair value
The fair values of the Company's financial assets and financial liabilities that are measured at fair value in the statement of financial position and the levels in the fair value hierarchy into which the inputs to the valuation techniques used to measure the fair values are categorized are as follows:

At December 31, 2021	Level 1(a)	Level 2(b)	Level 3(c)	Total
Marketable securities	$240,530	$—	$—	$240,530
Derivative assets(1)	—	124,452	—	124,452
Other financial assets	—	—	2,294	2,294
Derivative liabilities(1)	—	(78,271)	(6,586)	(84,857)
Net financial assets (liabilities)	$240,530	$46,181	$(4,292)	$282,419

At December 31, 2020
Marketable securities	$3,120	$—	$—	$3,120
Derivative liabilities(1)	(36,455)	(118,111)	—	(154,566)
Net financial liabilities	$(33,335)	$(118,111)	$—	$(151,446)
(1)    Includes current and non-current derivatives (note 15).
31.    FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (CONTINUED)
(b)Fair values of financial assets and financial liabilities (continued)
(i)Financial assets and financial liabilities measured at fair value (continued)
There were no amounts transferred between levels of the fair value hierarchy during the years ended December 31, 2021 and 2020.
(a)The fair values of marketable securities and the Company's share purchase warrants that are traded are based on the quoted market price of the underlying securities.
(b)The fair values of derivative assets and certain of its derivative liabilities are measured using Level 2 inputs. The fair values of the Company's investments in warrants, non-traded share purchase warrants and Solaris warrant liability are determined using the Black Scholes option pricing model that uses a combination of quoted market prices and market-derived inputs such as expected volatility. The fair values of the Company's gold collar and forward contracts are based on forward metal prices, and the fair values of the Company's foreign currency contracts are based on forward foreign exchange rates.
(c)The fair value of the contingent consideration derivative liability relating to Greenstone is calculated as the present value of projected future cash flows using a market-interest rate that reflects the risk associated with the delivery of the contingent consideration. The projected cash flows are affected by assumptions related to the achievement of production milestones.
(ii)Financial assets and financial liabilities not already measured at fair value
At December 31, 2021, the fair values of the Company's financial assets and financial liabilities, excluding lease liabilities, that are not measured at fair value in the statement of financial position as compared to the carrying amounts were as follows:

		December 31, 2021		December 31, 2020
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from asset sales(a)	3	$10,321	$10,321	$12,197	$12,197
Credit Facility(b)	2	279,621	287,255	289,910	300,599
Convertible Notes(b)	2	261,061	384,143	255,331	521,873
(a)    The fair values of receivables from sales of the Company's non-core assets are calculated as the present value of expected future cash flows based on expected amounts and timing of future cash flows discounted using a market rate of interest for similar instruments.
(b)    The fair values of the Credit Facility and Convertible Notes are calculated as the present value of future cash flows based on contractual cash flows discounted using a market rate of interest for similar instruments.
(c) At December 31, 2021 and 2020, the carrying amounts of the Company's cash and cash equivalents, restricted cash, trade and other current receivables, accounts payable and accrued liabilities and other current liabilities approximate their fair values due to the short-term nature of the instruments.